Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	3.01%	3.93%	0.55%
Meals and entertainment	(0.11%)	(1.07%)	(1.69%)
Global intangible low-taxed income inclusion	(0.07%)	(2.41%)	(1.07%)
Nondeductible stock-based compensation	(0.11%)	(2.83%)	0.00%
Nondeductible compensation	(2.15%)	0.00%	0.00%
Transaction costs	(2.61%)	0.00%	0.00%
Prior year provision to return true-up	0.16%	(2.13%)	(1.16%)
Change in valuation allowance	(19.20%)	(18.90%)	(19.94%)
Foreign tax differential and permanent items	(0.07%)	(2.27%)	0.07%
Other	(0.01%)	(0.08%)	(0.06%)
Effective tax rate	(0.16%)	(4.76%)	(2.30%)